Intangible assets (revised) - Schedule of Impairment Charge From Possible Change in Assumptions (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	1.00%
Volume decline | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (1,135)
Volume decline | Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(427)
Volume decline | Pall Mall
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(142)
Volume decline | Natural American Spirit
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(572)
Volume decline | Grizzly
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(559)
Volume decline | Camel snus
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (68)
Decrease in long term growth rates
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions decrease in combustible volume	1.00%
Assumptions decrease in long term growth rate	0.50%
Decrease in long term growth rates | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (560)
Decrease in long term growth rates | Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(163)
Decrease in long term growth rates | Pall Mall
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(32)
Decrease in long term growth rates | Natural American Spirit
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(467)
Decrease in long term growth rates | Grizzly
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(593)
Decrease in long term growth rates | Camel snus
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (70)
Increase in pre tax discount rate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Assumptions increase in pre-tax discount rate	0.75%
Increase in pre tax discount rate | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (1,105)
Increase in pre tax discount rate | Camel
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(354)
Increase in pre tax discount rate | Pall Mall
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(86)
Increase in pre tax discount rate | Natural American Spirit
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(804)
Increase in pre tax discount rate | Grizzly
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	(945)
Increase in pre tax discount rate | Camel snus
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Possible impairment	£ (112)